Financial Assets and Financial Liabilities (Financial Assets at Fair Value Through Other Comprehensive Income) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through other comprehensive income [abstract]
Trade and bill receivables	¥ 1,672,431	¥ 0